Derivative Financial Instruments - Fair Value Hedges (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Hedges
Amortized cost basis of closed portfolio used in portfolio layer hedging relationship	$ 3,028.5		$ 3,178.5	$ 3,256.9
Cumulative basis adjustments associated with portfolio layer hedging relationship	(74.9)		(62.2)	(102.4)
Amount of hedged item in portfolio layer hedging relationship	1,295.0		1,395.0	1,110.0
Gain (loss) from components excluded from assessment of fair value hedge effectiveness	0.7	$ (0.8)	(1.8)	0.0	$ 0.0
Fixed maturities, available-for-sale
Fair Value Hedges
Carrying amount of hedged asset - Active hedging relationships	$ 3,328.1		$ 3,510.1	$ 3,498.6
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Debt Securities, Available-for-Sale, Excluding Accrued Interest		Debt Securities, Available-for-Sale, Excluding Accrued Interest	Debt Securities, Available-for-Sale, Excluding Accrued Interest
Carrying amount of hedged asset - Discontinued hedging relationships	$ 340.3		$ 304.7	$ 48.8
Carrying amount of hedged asset - Active or discontinued hedging relationships	3,668.4		3,814.8	3,547.4
Cumulative amount of fair value hedging basis adjustment - Active hedging relationships	(105.8)		(87.0)	(153.4)
Cumulative amount of fair value hedging basis adjustment - Discontinued hedging relationships	(6.1)		(5.2)	1.3
Cumulative amount of fair value hedging basis adjustment - Active or discontinued hedging relationships	(111.9)		(92.2)	$ (152.1)
Investment contracts
Fair Value Hedges
Carrying amount of hedged liability - Active hedging relationships	$ 1,454.2		$ 300.5
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Contractholder Funds.		Contractholder Funds.	Contractholder Funds.
Carrying amount of hedged liability - Active or discontinued hedging relationships	$ 1,454.2		$ 300.5
Cumulative amount of fair value hedging basis adjustment - Active hedging relationships	(18.0)		0.4
Cumulative amount of fair value hedging basis adjustment - Active or discontinued hedging relationships	$ (18.0)		$ 0.4